Property and Equipment (Details) - Schedule of Property and Equipment Relating to Continuing Operations - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment at cost	$ 1,012,116	$ 134,714
Less - accumulated depreciation	(350,534)	(123,315)
Property and equipment, net	661,582	11,399
Land & Building [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost
Machinery and equipment [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	283,608
Furniture and Fittings [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	136,507
Computer and office equipment [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	257,623	98,592
Motor Vehicle [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	184,916
R & D Equipment’s [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	39,998
Website [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	36,122	36,122
Server & Networking [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	22,194
Leasehold improvements [Member]
Property, Plant and Equipment [Abstract]
Property and equipment at cost	$ 51,149